                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21274

              Grosvenor Registered Multi-Strategy Master Fund, LLC
               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    c/o Bank of America Capital Advisors LLC
                               100 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4497

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

FINANCIAL STATEMENTS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                        Financial Statements (unaudited)
                      Six Months Ended September 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Schedule of Investments ...................................................    2
Statement of Operations ...................................................    6
Statements of Changes in Members' Capital .................................    7
Statement of Cash Flows ...................................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10

     The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

     A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission's website at http://www.sec.gov.

     Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission's website at http://www.sec.gov.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
        Statement of Assets, Liabilities and Members' Capital (unaudited)
                               September 30, 2010

ASSETS
Investments in Portfolio Funds, at fair value (cost $421,146,969)           $474,911,460
Cash and cash equivalents (See Note 2f)                                       17,224,240
Redemptions receivable from investments in Portfolio Funds                    19,517,488
Investments in Portfolio Funds paid in advance                                13,000,000
Prepaid Insurance                                                                 15,354
Other assets                                                                       3,903
                                                                            ------------
   TOTAL ASSETS                                                              524,672,445
                                                                            ------------
LIABILITIES
Repurchase of Members' interests payable                                      17,487,433
Members' subscriptions received in advance                                     3,159,000
Advisory fee payable                                                             434,451
Professional fees payable                                                        118,632
Administration fee payable                                                        35,219
Other liabilities                                                                 18,121
                                                                            ------------
   TOTAL LIABILITIES                                                          21,252,856
                                                                            ------------
   NET ASSETS                                                               $503,419,589
                                                                            ============
MEMBERS' CAPITAL
Net Capital*                                                                $449,655,098
Net accumulated unrealized appreciation on investments in Portfolio Funds     53,764,491
                                                                            ------------
   MEMBERS' CAPITAL                                                         $503,419,589
                                                                            ============

* Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Portfolio Funds.

   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                       Schedule of Investments (Unaudited)
                               September 30, 2010

                                                                                                         FIRST
                                    FIRST                                      % OF      % OWNERSHIP   AVAILABLE
                                 ACQUISITION                      FAIR       MEMBERS'   OF PORTFOLIO   REDEMPTION
PORTFOLIO FUNDS*                     DATE          COST          VALUE**      CAPITAL      FUND***      DATE****     LIQUIDITY*****
------------------------------   -----------   ------------   ------------   --------   ------------   ----------   ----------------
DISTRESSED
   Anchorage Capital Partners,                                                                                         Annually -
      L.P.(a)                      8/1/2006    $ 15,615,000   $ 20,822,582     4.14%        0.76%         N/A         Bi-annually
   Anchorage Short Credit
      Fund, L.P.                   7/1/2007       2,768,079      1,598,630     0.32%        0.98%         N/A           Monthly
   Blue Mountain Credit
      Alternatives Fund, L.P.      8/1/2007       7,021,359      9,682,911     1.92%        5.06%         N/A          Quarterly
   Fortress Value Recovery
      Fund, L.P. (b)               1/1/2006       4,300,000        944,491     0.19%        0.15%         N/A             (1)
   GCP II SPV II                   4/1/2009          16,154         42,154     0.01%        2.11%         N/A             (2)
   Greywolf Capital Partners
      II, L.P. (a)                 9/1/2007         123,050        131,901     0.03%        0.04%         N/A             (3)
   GSO Liquidity Partners,
      L.P.                         3/1/2008       1,438,446      1,305,581     0.26%        1.17%         N/A             (4)
   Harbinger Capital Partners
      Special Situations Fund,
      L.P. (a)                     7/1/2007       9,485,319      6,229,905     1.24%        0.93%         N/A             (5)
   Highland Crusader Fund,
      L.P.                        12/1/2008       3,465,641      3,136,012     0.62%        1.75%         N/A             (1)
   King Street Capital,
      L.P. (a)                     1/1/2003      14,251,079     18,967,542     3.77%        0.33%         (6)          Quarterly
   Marathon Distressed
      Subprime Fund, L.P.          1/1/2008       2,447,461      3,277,749     0.65%        1.67%         N/A       Every 18 months
   Redwood Domestic Fund,                                                                                              Annually -
      L.P. (a)                     1/1/2003      11,735,420     19,090,943     3.79%        1.51%         N/A         Bi-annually
   Silver Point Capital Fund,
      L.P. (a)                     1/1/2003      12,573,897     16,106,992     3.20%        0.79%         (7)           Annually
   TCW Special Mortgage Credit
      Fund II, L.P.               10/1/2008       6,943,719     10,234,040     2.03%        2.02%         N/A             (4)
                                               ------------   ------------    -----
TOTAL DISTRESSED                                 92,184,624    111,571,433    22.17%
                                               ------------   ------------    -----
EVENT DRIVEN
   Elliott Associates, L.P.        1/1/2003      13,900,000     21,144,653     4.20%        0.33%         (8)        Semi-annually
   Level Global L.P.               7/1/2009      13,024,475     13,381,349     2.66%        1.50%         N/A          Quarterly
   Magnetar Capital II Fund,
      L.P.                         1/1/2010      12,379,990     11,465,993     2.28%        3.51%         N/A          Quarterly
   Magnetar Capital, L.P. (a)      7/1/2007       1,245,010      1,117,273     0.22%        1.00%         N/A             (3)
   Owl Creek II, L.P.              4/1/2010      14,700,000     13,759,410     2.73%        1.05%         N/A          Quarterly
   Perry Partners, L.P. (a)        1/1/2003      18,429,095     22,167,680     4.40%        1.35%         (9)          Quarterly
   Seneca Capital, L.P. (a)        1/1/2003      13,384,682     13,230,527     2.63%        4.06%      12/31/2010    Quarterly(10)
                                               ------------   ------------    -----
TOTAL EVENT DRIVEN                               87,063,252     96,266,885    19.12%
                                               ------------   ------------    -----
LONG AND/OR SHORT EQUITY
   Adelphi Europe Partners,
      L.P.                        12/1/2005       8,682,366      9,946,166     1.98%       15.77%         N/A          Quarterly
   Black Bear Fund I, L.P.         1/1/2003          67,788        143,573     0.03%        1.44%         N/A             (2)
   Broad Peak Fund, L.P. (a)       7/1/2007       9,490,256      8,826,258     1.75%        4.82%         N/A          Quarterly


   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                               September 30, 2010

                                                                                                         FIRST
                                    FIRST                                      % OF      % OWNERSHIP   AVAILABLE
                                 ACQUISITION                      FAIR       MEMBERS'   OF PORTFOLIO   REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)         DATE          COST          VALUE**      CAPITAL      FUND***      DATE****     LIQUIDITY*****
------------------------------   -----------   ------------   ------------   --------   ------------   ----------   ----------------
LONG AND/OR SHORT EQUITY
   (CONTINUED)
   Brookside Capital Partners
      Fund, L.P.                  10/1/2009       6,300,000      6,480,068     1.29%       0.11%       10/31/2011       Quarterly
   Cavalry Technology, L.P.        5/1/2003       4,057,186      5,406,481     1.07%       4.88%           N/A          Quarterly
   Citadel Wellington, LLC         7/1/2008    $    554,843   $    430,623     0.09%       0.02%           N/A             (11)
   Conatus Capital Partners,
      L.P.                         1/1/2008      12,900,000     14,296,625     2.84%       1.13%           N/A          Quarterly
   Egerton Capital Partners,
      L.P.                         7/1/2008       9,652,513     10,437,013     2.07%       2.12%           N/A          Quarterly
   Elm Ridge Capital Partners,
      L.P.                         4/1/2003       9,940,474     12,273,701     2.44%       1.58%           N/A          Quarterly
   Eminence Partners, L.P.         7/1/2010       9,800,000     10,125,312     2.01%       0.56%        6/30/2011       Quarterly
   Empire Capital Partners
      Enhanced Fund, L.P.          1/1/2008       9,807,146     14,004,323     2.78%      12.60%           N/A          Quarterly
   Galante Partners, L.P.         10/1/2006       6,574,720      4,600,203     0.91%       9.79%           N/A          Quarterly
   Greenlight Capital
      Qualified, L.P.              1/1/2003       1,900,000      3,291,587     0.65%       0.15%          (12)           Annually
   Impala Fund, L.P.               1/1/2007       4,765,392      5,751,917     1.14%       1.49%           N/A          Quarterly
   Impala Transportation Fund,
      L.P.                         1/1/2008       2,475,000      2,661,676     0.53%       2.46%           N/A          Quarterly
   Kingsford Capital Partners,
      L.P.                         1/1/2003       5,055,626      4,448,095     0.88%       5.23%           N/A          Quarterly
   Montrica Global
      Opportunities Fund,
      L.P. (a)                     8/1/2007       1,302,718      1,079,606     0.21%       0.54%           N/A           Monthly
   Passport Global Strategies
      III, Ltd.                    1/1/2010         529,106        390,568     0.08%       0.65%           N/A             (2)
   Passport II, L.P.               7/1/2008      12,835,240      9,597,760     1.91%       1.24%          (13)          Quarterly
   Scout Capital Partners II
      L.P.                         9/1/2004       8,887,705     12,709,141     2.53%       4.10%           N/A          Quarterly
   Spring Point Contra
      Partners, L.P.               1/1/2004       4,224,533      3,798,402     0.75%       3.72%           N/A          Quarterly
   Tremblant Partners, L.P.        1/1/2003       8,861,908      9,689,238     1.93%       5.70%           N/A           Annually
   Trian Partners, L.P.            4/1/2006      11,000,000     12,109,147     2.41%       2.16%           N/A           Annually
   Viking Global Equities, L.P.   12/1/2007       3,600,000      4,389,460     0.87%       0.11%           N/A           Monthly
                                               ------------   ------------    -----
TOTAL LONG AND/OR SHORT EQUITY                  153,264,520    166,886,943    33.15%
                                               ------------   ------------    -----
MULTI-ARBITRAGE
   Canyon Value Realization                                                                                            Quarterly -
      Fund, L.P. (a)               1/1/2003      17,469,044     22,589,842     4.49%       0.91%           N/A           Annually
   Fir Tree Value Fund L.P.        9/1/2010      11,700,000     12,171,635     2.42%       1.08%          (14)         Quarterly -
                                                                                                                         Annually
   HBK II Fund, L.P. (a)          11/1/2009      15,310,073     16,138,147     3.20%       2.74%           N/A          Quarterly
   MKP Opportunity Partners,
      L.P.                         4/1/2010       9,600,000      9,593,782     1.91%       4.36%           N/A          Quarterly
   OZ Domestic Partners,
      L.P. (a)                     1/1/2003      16,244,820     20,613,150     4.09%       1.31%          (15)           Annually
   Sandelman Partners
      Multi-Strategy Fund,
      L.P. (a)                     7/1/2007          59,825         27,547     0.01%       0.58%           N/A             (2)
   Stark Investments, L.P. (a)     1/1/2003       9,879,541      9,572,032     1.90%       1.04%        6/30/2011        Annually
   Stark Select Asset Fund LLC     1/1/2010         398,923        391,001     0.08%       0.05%           N/A             (2)

   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                               September 30, 2010

                                                                                                         FIRST
                                    FIRST                                      % OF      % OWNERSHIP   AVAILABLE
                                 ACQUISITION                      FAIR       MEMBERS'   OF PORTFOLIO   REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)         DATE          COST          VALUE**      CAPITAL      FUND***      DATE****     LIQUIDITY*****
------------------------------   -----------   ------------   ------------   --------   ------------   ----------   ----------------
MULTI-ARBITRAGE (CONTINUED)
   SuttonBrook Capital
      Partners, L.P.              12/1/2003    $  7,972,347   $  9,089,063     1.80%      16.87%           N/A          Monthly
                                               ------------   ------------   ------
TOTAL MULTI-ARBITRAGE                            88,634,573    100,186,199    19.90%
                                               ------------   ------------   ------
TOTAL INVESTMENTS IN PORTFOLIO
   FUNDS                                       $421,146,969   $474,911,460    94.34%
                                               ------------   ------------   ------
Other Assets, Less Liabilities                                $ 28,508,129     5.66%
                                                              ------------   ------
MEMBERS' CAPITAL                                              $503,419,589   100.00%
                                                              ============   ======

* Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**   See definition in the Portfolio Valuation note.

*** Based on the most recently available information provided by each Portfolio Fund.

**** From original investment date.

***** Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period that has either expired prior to 9/30/2010 or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Company's interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b)  Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. The full liquidation is expected to take from two to four years.

(2) The Portfolio Fund has limited redemption rights by creating a liquidating vehicle with the intention of liquidating its assets in a reasonable manner. The Company expects to receive the majority of its interest in the Portfolio Fund by the end of 2010.

(3) All of the Company's remaining interest in the Portfolio Fund is held in side pockets.

(4) Redemption not permitted during the life of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund's investments are realized.


   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                               September 30, 2010

(5) Portfolio Fund suspended redemptions in October 2008 after establishing a Lehman Brothers International ("Lehman") holdback reserve for potential liabilities related to Lehman's insolvency. In March 2010, the Portfolio Fund announced a restructuring plan which included an option to continue participation in the Portfolio Fund and a liquidating option. The majority of the Portfolio Fund's investors including the Company selected the liquidating option; as a result, the Portfolio Fund will be liquidated. Under the terms of the liquidating option, the Company expects to receive approximately 60% of its interest by 12/31/2011 with payments to be made on a quarterly basis.

(6) Approximately 20% of the fair value of the Company's non side pocketed interest in the Portfolio Fund has a lock-up period that expires on 5/31/2011. The side pockets represent approximately 5% of the fair value of the Company's interest in the Portfolio Fund.

(7) Approximately 23% of the fair value of the Company's non side pocketed interest in the Portfolio Fund has a lock-up period that expires on 3/31/2011. The side pockets represent approximately 11% of the fair value of the Company's interest in the Portfolio Fund.

(8) Approximately 8% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 6/30/2011.

(9) Approximately 18% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 5/31/2011.

(10) Approximately 18% of the fair value of the Company's interest in the Portfolio Fund is held in a special liquidating vehicle ("SLV") which is not available for redemption. The term of the full liquidation of the SLV is unknown.

(11) Portfolio Fund invoked 1/16th investor-level gate as per its offering documents. Under the "1/16th" gate provision, limited partners can only redeem up to 1/16th of their capital account balances in each redemption period in the case the Portfolio Fund receives redemption requests exceeding 3% of firm-wide capital. The Company expects to receive its remaining interest in the Portfolio Fund at the next available redemption date of 12/31/10.

(12) Approximately 39% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 1/31/2012.

(13) Approximately 31% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 12/31/2010.

(14) Approximately 37% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 8/31/2011.

(15) Approximately 30% of the fair value of the Company's non side-pocketed interest in the Portfolio Fund has a lock-up period that expires on 7/31/2011. The side pockets represent approximately 10% of the fair value of the Company's interest in the Portfolio Fund.

   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                       Statement of Operations (unaudited)
                   For the Six Months Ended September 30, 2010

INVESTMENT INCOME
    Interest                                                                        $     19,557
    Other income                                                                          45,654
                                                                                    ------------
       TOTAL INVESTMENT INCOME                                                            65,211
                                                                                    ------------
EXPENSES
    Advisory fee                                                                       2,492,389
    Professional fees                                                                    143,949
    Administration fees                                                                  104,753
    Insurance fees                                                                       100,643
    Directors' fees                                                                       97,000
    Subadviser out-of-pocket expenses                                                     17,635
    Custodian fees                                                                        12,095
    Other expenses                                                                        45,002
                                                                                    ------------
       TOTAL EXPENSES                                                                  3,013,466
                                                                                    ------------
NET INVESTMENT LOSS                                                                   (2,948,255)
                                                                                    ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    Net realized gain from investments in Portfolio Funds                              1,845,312
    Net change in accumulated unrealized appreciation on investments in Portfolio
       Funds                                                                          10,306,029
                                                                                    ------------
       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                12,151,341
                                                                                    ------------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                          $  9,203,086
                                                                                    ============


   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                    Statements of Changes in Members' Capital

                                                              SPECIAL
                                                              MEMBERS       MEMBERS          TOTAL
                                                             ---------   -------------   -------------
MEMBERS' CAPITAL, MARCH 31, 2009                             $      --   $ 451,394,835   $ 451,394,835
Members' subscriptions                                              --      18,555,000      18,555,000
Members' interests repurchased                                (372,677)    (59,300,150)    (59,672,827)
                                                             ---------   -------------   -------------
Net decrease in Members' Capital resulting from capital
    transactions                                              (372,677)    (40,745,150)    (41,117,827)
                                                             ---------   -------------   -------------
Net investment loss                                                 --      (5,848,521)     (5,848,521)
Net realized loss from investments                                  --      (8,688,921)     (8,688,921)
Net change in accumulated unrealized appreciation on
    investments                                                     --      91,778,180      91,778,180
                                                             ---------   -------------   -------------
Net increase in Members' Capital resulting from operations          --      77,240,738      77,240,738
                                                             ---------   -------------   -------------
Reallocation of incentive allocation                           372,677        (372,677)             --
MEMBERS' CAPITAL, MARCH 31, 2010                                    --     487,517,746     487,517,746
Members' subscriptions                                              --      50,700,000      50,700,000
Members' interests repurchased                                      --     (44,001,243)    (44,001,243)
                                                             ---------   -------------   -------------
Net increase in Members' Capital resulting from capital
    transactions                                                    --       6,698,757       6,698,757
                                                             ---------   -------------   -------------
Net investment loss                                                 --      (2,948,255)     (2,948,255)
Net realized gain from investments                                  --       1,845,312       1,845,312
Net change in accumulated unrealized appreciation on
    investments                                                     --      10,306,029      10,306,029
                                                             ---------   -------------   -------------
Net increase in Members' Capital resulting from operations          --       9,203,086       9,203,086
                                                             ---------   -------------   -------------
MEMBERS' CAPITAL, SEPTEMBER 30, 2010 (UNAUDITED)             $      --   $ 503,419,589   $ 503,419,589
                                                             =========   =============   =============

   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                       Statement of Cash Flows (unaudited)
                   For the Six Months Ended September 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital resulting from operations                                   $  9,203,086
Adjustments to reconcile net increase in Members' Capital resulting from operations to net cash used in operating activities:
    Net change in accumulated unrealized appreciation on investments                          (10,306,029)
    Net realized gain from Portfolio Fund redemptions                                          (1,845,312)
    Purchases of Portfolio Funds                                                              (85,900,000)
    Proceeds from Portfolio Funds                                                              74,155,747
(Increase)/Decrease in operating assets:
    Prepaid insurance                                                                              92,122
    Other assets                                                                                    1,929
Increase/(Decrease) in operating liabilities:
    Advisory fee payable                                                                           27,847
    Professional fees payable                                                                     (31,521)
    Administration fee payable                                                                      2,401
    Sub-Adviser out-of-pocket expenses payable                                                     (6,250)
    Other liabilities                                                                              (3,550)
                                                                                             ------------
    NET CASH USED IN OPERATING ACTIVITIES                                                     (14,609,530)
                                                                                             ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                           53,859,000
Payments for Members' interests repurchased                                                   (26,513,810)
                                                                                             ------------
    NET CASH PROVIDED BY FINANCING ACTIVITIES                                                  27,345,190
                                                                                             ------------
Net increase in cash and cash equivalents                                                      12,735,660
Cash and cash equivalents at beginning of period                                                4,488,580
                                                                                             ------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                                                   $ 17,224,240
                                                                                             ============


   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                              Financial Highlights

The following represents certain ratios to average Members' Capital, total return, and other supplemental information for the periods indicated:

                                           FOR THE SIX
                                              MONTHS
                                              ENDED
                                            SEPTEMBER
                                               30,                                         YEARS ENDED MARCH 31,
                                              2010*                    -------------------------------------------------------------
                                           (UNAUDITED)     2010**           2009          2008           2007            2006
                                           -----------  -------------  -------------  -------------  -------------  ----------------
Ratios to average Members' Capital:(a)
Net investment loss - prior to incentive
   allocation: (b)                            (1.19%)       (1.23%)         (1.11%)       (1.09%)        (1.21%)        (1.19%)
Incentive Allocation: (d)                      0.00%        (0.08%)(c)       0.00%(c)     (0.37%)(c)     (0.47%)(c)     (0.55%)(c)
                                           --------      --------       ---------      --------       --------       --------
Net investment loss - net of incentive
   allocation: (b)                            (1.19%)       (1.31%)         (1.11%)       (1.46%)        (1.68%)        (1.74%)
                                           ========      ========       =========      ========       ========       ========
Expenses: (b)                                  1.21%         1.24%           1.28%         1.36%          1.42%          1.29%
Incentive allocation: (d)                      0.00%         0.08%           0.00%(c)      0.37%(c)       0.47%(c)       0.55%(c)
                                           --------      --------       ---------      --------       --------       --------
Total expenses and incentive allocation        1.21%         1.32%           1.28%         1.73%          1.89%          1.84%
                                           ========      ========       =========      ========       ========       ========
Total return - prior to incentive
   allocation: (e)                             1.82%        17.71%         (18.64%)        2.43%         10.22%          9.94%
Incentive allocation:                          0.00%(d)     (0.08%)(c)       0.00%(c)     (0.22%)(c)     (0.49%)(c)     (0.60%)(c)
                                           --------      --------       ---------      --------       --------       --------
Total return - net of incentive
   allocation: (e)                             1.82%        17.63%         (18.64%)        2.21%          9.73%          9.34%
                                           ========      ========       =========      ========       ========       ========
Portfolio turnover rate: (f)                  13.18%        20.41%          16.36%        14.01%         17.15%         12.86%
                                           ========      ========       =========      ========       ========       ========
MEMBERS' CAPITAL, END OF PERIOD
   ($000)                                  $503,420      $487,518       $ 451,395      $289,451       $177,476       $181,042

*    The ratios for this period have been annualized.

** The Company reorganized into a "master/feeder" structure during this period.

(a) Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.

(b)  Ratio does not reflect the Company's proportionate share of the net income
     (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 0.51% to 11.22% (unaudited). The Portfolio Funds' incentive fees or allocations can be up to 20% of profits earned (unaudited).

(c) Calculated based on the amount reallocable to the Special Members for the period indicated, had the measurement period for incentive allocation closed on the dates indicated (not annualized).

(d)  As of January 1, 2010, the Incentive Allocation was eliminated (see Note
     6).

(e) Total return assumes a purchase of an interest in the Company on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions. Total returns for periods less than one year have not been annualized.

(f)  The ratio excludes in-kind transactions.


   The accompanying notes are an integral part of these financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                    Notes to Financial Statements (unaudited)
                               September 30, 2010

1. ORGANIZATION

     Grosvenor Registered Multi-Strategy Master Fund, LLC, formerly known as Columbia Management Multi-Strategy Hedge Fund, LLC (the "Company"), is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end management investment company and is operating as a diversified investment company. The primary investment objectives of the Company are to provide investors:
     (i) an attractive, long-term rate of return, on an absolute basis as well as a risk-adjusted basis; (ii) low performance volatility; and (iii) minimal correlation with the equity and fixed income markets. The Company employs a multi-strategy, multi-manager investment strategy premised on the risk control benefits of diversification and the value of a hedged investment approach. The Company seeks diversification by investing in partnerships and other private investment vehicles (the "Portfolio Funds") that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. These Portfolio Funds are managed by selected investment managers ("Investment Managers") who specialize in the chosen strategies. There can be no assurance that the investment objectives of the Company will be achieved.

     On January 1, 2010, pursuant to member approval, the Company was reorganized into a "master/feeder" investment structure (the "Reorganization"). Effective as of the close of business on that date, the Company became a master fund, and members of the Company contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the "TI 1 Fund"), in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested substantially all of its assets into the Company. The TI 1 Fund had no assets, liabilities, or operations prior to the Reorganization.

     The TI 1 Fund and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the "TI 2 Fund") is each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and Grosvenor Multi-Strategy Offshore Fund, Ltd., a Cayman Islands exempted company (the "Ltd Fund" and together with the TI 1 Fund and TI 2 Fund, the "Feeder Funds"), pursue their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

     Effective April 1, 2010, Bank of America Capital Advisors LLC ("BACA") serves as the investment adviser (the "Adviser") of the Company. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") . The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("BAC"). BAC is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser provides various management and administrative services to the Company.

     The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as the subadviser to the Company, which is also registered as an investment adviser under the Advisers Act. The Subadviser is responsible for implementing the Company's investment strategy

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

1. ORGANIZATION (CONTINUED)

     and managing the Company's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Company's registration statement and is subject to oversight by the Adviser and the Board of Directors (the "Board") of the Company.

     The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

     As of September 30, 2010, the TI 1 Fund's ownership of the Company's Members' Capital was 94.14%, the TI 2 Fund's ownership of the Company's Members' Capital was 0.70%, and the Ltd Fund's ownership of the Company's Members' Capital was 5.15%. The remaining 0.01% was held by BACAP Alternative Advisors, Inc., an affiliate of the Adviser ("BACAP" and together with the Feeder Funds, the "Members").

     Interests in the Company ("Interests") are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

B. NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-06 which requires new disclosures and provides amendments to ASC Subtopic 820-10 clarifying existing disclosures. The disclosure regarding the Level 3 investment roll-forward of purchases and sales activity on a gross basis is effective for fiscal years beginning after December 15, 2010. The Company is currently evaluating the impact of this disclosure on its financial statements.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. COMPANY EXPENSES

     The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; subadvisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company's transactions between the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations of the underlying Portfolio Funds, are not included in the Statement of Operations.

D. INCOME TAXES

     As a limited liability company that is treated as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

     The cost of the Company's investments in the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company by the Portfolio Funds on a Schedule K-1. As of September 30, 2010, the Company has not yet received information to determine the current tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and September 30, 2010, the estimated cost of the Portfolio Funds at September 30, 2010 for federal tax purposes is $438,052,738. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at September 30, 2010 is $36,858,722.

     The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is "more likely than not" to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Company. The Company has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2010. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2010, the Company did not incur any interest or penalties.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS

     Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and withdrawals from the Portfolio Funds are recorded as of the last day of legal ownership. Redemptions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Portfolio Funds. Realized gains or losses on investments in the Portfolio Funds are recorded at the time of the disposition of the respective investment on an average cost basis.

F. OTHER

     Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement (the "Operating Agreement").

     Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account and include overnight deposits in BlackRock Liquidity Funds, Temp Fund, an affiliate of BAC. Interest income is recorded on the accrual basis.

G. FUTURES

     From time to time, the Company may use futures primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked to market monthly and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction.

     The risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets, Liabilities and Members' Capital. For the six month period ended September 30, 2010, the Company did not enter into any futures contracts.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. OPTIONS CONTRACTS

     An option gives the owner the right, but not the obligation, to buy or sell a specified item at a fixed price during a specified period for a nonrefundable fee (the "premium"). The maximum loss to the buyer is limited to the premium originally paid. The premiums paid for the purchase of these options are included in the statement of assets, liabilities and members' capital as an investment and subsequently marked-to-market to reflect the value of the options, with unrealized appreciation and depreciation included in the Statement of Operations.

     If the Company were to purchase or write options, it would receive a premium and bear the risk of unfavorable changes in the prices of the securities or index instruments underlying the options. Premiums received from writing put and call options which have not expired are presented in the liabilities section of the statement of assets, liabilities and members' capital and subsequently adjusted to the current market value of the options written, but not less than zero. If the current market value of an option exceeds the premium received, the excess is recorded as an unrealized loss and, conversely, if the premium exceeds the current market value, the excess, to the extent of premium received, is recorded as an unrealized gain. The risk exists that losses could exceed amounts disclosed on the schedule of investments or Statement of Assets, Liabilities and Members' Capital. For the six month period ended September 30, 2010, the Company did not purchase or write any options contracts.

3. PORTFOLIO VALUATION

     The net asset value (the "NAV") of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Operating Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight by the Board.

     The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

     The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

     securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

     Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the Statement of Operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

     Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities ("side pockets") may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an "in-kind" distribution of a side pocket's holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2010, the Company's investments in side pockets represented 2.38% of the Company's net assets. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital. Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

     The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

     The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

     Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment's fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (published NAVs) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

     The Company's investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Company uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

     The Company recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. All transfers into and out of Level 3 can be found in the Level 2 and Level 3 reconciliation tables. There were no transfers between Level 1 and Level 2.

     The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2010:

                                                                     Level 3
                                                   Level 2         Significant       Total
                                 Level 1         Significant      Unobservable   Fair Value at
Description                   Quoted Prices   Observable Inputs      Inputs        09/30/2010
-----------                   -------------   -----------------   ------------   -------------
Portfolio Funds
   Distressed                      $--           $ 11,281,541     $100,289,892    $111,571,433
   Event Driven                    $--           $ 38,606,752     $ 57,660,133    $ 96,266,885
   Long and/or Short Equity        $--           $104,723,203     $ 62,163,740    $166,886,943
   Multi-Arbitrage                 $--           $ 18,682,845     $ 81,503,354    $100,186,199
                                   ---           ------------     ------------    ------------
Total Portfolio Funds              $--           $173,294,341     $301,617,119    $474,911,460
                                   ---           ------------     ------------    ------------

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

     The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

     The following table includes a roll-forward of the amounts for the six month period ended September 30, 2010 for the investments classified within Level 2. The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

                                                                       NET CHANGE
                                      TRANSFERS IN                         IN
                      BALANCE AS OF      AND/OR                       UNREALIZED          NET        BALANCE AS OF
                        MARCH 31,       (OUT) OF     NET REALIZED    APPRECIATION /    PURCHASES /   SEPTEMBER 30,
INVESTMENT STRATEGY        2010         LEVEL 2*     GAIN / (LOSS)   DEPRECIATION        (SALES)          2010
-------------------   -------------   ------------   -------------   --------------   ------------   -------------
Distressed            $ 29,501,514    $(18,350,455)  $     58,698     $  311,974      $   (240,190)   $ 11,281,541
Event Driven            28,528,416      (6,373,556)        24,533        627,413        15,799,946      38,606,752
Long and/or Short
   Equity              116,230,109              --     (1,086,491)     6,245,923       (16,666,338)    104,723,203
Multi-Arbitrage         13,930,428              --        496,651       (744,232)        4,999,998      18,682,845
                      ------------    ------------   ------------     ----------      ------------    ------------
Total                 $188,190,467    $(24,724,011)  $   (506,609)    $6,441,078      $  3,893,416    $173,294,341
                      ------------    ------------   ------------     ----------      ------------    ------------

The following table includes a roll-forward of the amounts for the six month period ended September 30, 2010 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

                                                                       NET CHANGE
                                      TRANSFERS IN                         IN
                      BALANCE AS OF      AND/OR                       UNREALIZED          NET        BALANCE AS OF
                        MARCH 31,       (OUT) OF     NET REALIZED    APPRECIATION /    PURCHASES /   SEPTEMBER 30,
INVESTMENT STRATEGY        2010         LEVEL 3*     GAIN / (LOSS)   DEPRECIATION        (SALES)          2010
-------------------   -------------   ------------   -------------   --------------   ------------   -------------
Distressed            $  94,345,126   $ 18,350,455    $3,293,826       $  365,693     $(16,065,208)   $100,289,892
Event Driven             46,193,420      6,373,556            --        1,093,157        4,000,000      57,660,133
Long and/or Short
   Equity                59,059,525             --      (780,290)         (94,839)       3,979,344      62,163,740
Multi-Arbitrage          52,812,056             --      (161,615)       2,500,940       26,351,973      81,503,354
                      -------------   ------------    ----------       ----------     ------------    ------------
Total                 $ 252,410,127   $ 24,724,011    $2,351,921       $3,864,951     $ 18,266,109    $301,617,119
                      -------------   ------------    ----------       ----------     ------------    ------------

* TRANSFERS IN THE ABOVE TABLES INCLUDE TWO INVESTMENTS IN PORTFOLIO FUNDS THAT WERE PREVIOUSLY CATEGORIZED AS LEVEL 2 INVESTMENTS FOR THE YEAR ENDED MARCH 31, 2010, WITH A FAIR MARKET VALUE OF $35,746,476, WHICH ARE NOW CLASSIFIED AS LEVEL 3. DUE TO CHANGES IN REDEMPTION TERMS AND THE COMPANY'S INABILITY TO REDEEM FROM THESE INVESTMENTS WITHIN THREE MONTHS OF THE BALANCE SHEET DATE, THESE INVESTMENTS ARE BEING RE-CATEGORIZED AS LEVEL 3 AS OF APRIL 1, 2010. TRANSFERS ALSO INCLUDE ONE INVESTMENT IN A PORTFOLIO FUND THAT WAS PREVIOUSLY CATEGORIZED AS A LEVEL 3 INVESTMENT FOR THE YEAR ENDED MARCH 31, 2010 WITH A FAIR MARKET VALUE OF $11,022,465, WHICH IS NOW CLASSIFIED AS LEVEL 2.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

     DUE TO CHANGES IN REDEMPTION TERMS AND THE COMPANY'S ABILITY TO REDEEM FROM THE INVESTMENT WITHIN THREE MONTHS OF THE BALANCE SHEET DATE, THIS INVESTMENT IS BEING RE-CATEGORIZED AS LEVEL 2 AS OF APRIL 1, 2010.

     The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. Net unrealized appreciation for the six month period ended September 30, 2010 for Level 3 investments held by the Company as of September 30, 2010 was an increase of $3,864,951 as shown in the table below:

Investments in                  Net change in
Portfolio Funds            unrealized appreciation
---------------            ------------------------
Distressed                       $  365,693
Event Driven                      1,093,157
Long and/or Short Equity            (94,839)
Multi-Arbitrage                   2,500,940
Total                            $3,864,951

     The Company adopted authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Company and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

    INVESTMENT                        REDEMPTION
     CATEGORY          FAIR VALUE     FREQUENCY    NOTICE PERIOD   REDEMPTION RESTRICTIONS AND TERMS*
-------------------   ------------   -----------   -------------   ----------------------------------
Distressed (a)        $111,571,433   Monthly -     30 - 180 Days   0-4 years.
                                     Bi-annually                   Side pocket & liquidating vehicle
                                                                   arrangements exist for 7%** of the
                                                                   Portfolio Funds.

Event Driven (b)      $ 96,266,885   Quarterly -   60 - 90 Days    0-1 years.
                                     Semi-                         Side pocket & liquidating vehicle
                                     annually                      arrangements exist for 4%** of the
                                                                   Portfolio Funds.

Long and/or Short     $166,886,943   Monthly -     30 - 90 Days    0-2 years.
Equity (c)                           Annually                      Side pocket & liquidating vehicle
                                                                   arrangements exist for 1%** of the
                                                                   Portfolio Funds.

Multi-Arbitrage (d)   $100,186,199   Monthly -     30 - 90 Days    0-1 years.
                                     Annually                      Side pocket & liquidating vehicle
                                                                   arrangements exist for 6%** of the
                                                                   Portfolio Funds.

* The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**   Reflects fair value of investments in each respective investment category.

The Company's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

(A) DISTRESSED SECURITIES This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of September 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(B) EVENT DRIVEN This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of September 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(C) LONG AND/OR SHORT EQUITIES This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of September 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

3. PORTFOLIO VALUATION (CONTINUED)

     (D) MULTI-ARBITRAGE This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of September 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

     As of September 30, 2010, the Company had investments in 54 Portfolio Funds. The Company, as an investor in these Portfolio Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations of up to 20% of net profits earned that are attributable to the Company's ownership interests in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2010, ranged from approximately 0.51% to 12.38% of the Company's average invested capital in each Portfolio Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 8.27% of the Company's average invested capital in each Portfolio Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

     For the six months ended September 30, 2010, aggregate purchases and sales of the Portfolio Funds amounted to $83,900,000 and $61,740,475, respectively.

4. CAPITAL COMMITMENTS OF THE COMPANY TO THE PORTFOLIO FUNDS

     As of September 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds.

5. ADVISORY FEE

     Pursuant to the terms of the advisory agreement between the Company and the Adviser, the Company pays the Adviser a monthly fee at an annual rate of 1.00% (the "Advisory Fee") based on the Company's net assets determined as of the last business day before taking into consideration the Advisory
     Fee. For the six month period ended September 30, 2010, the Advisory Fee was $2,492,389. Pursuant to the terms of a subadvisory agreement between the Adviser and the Subadviser, the Adviser pays 75% of the Advisory Fee it receives from the Company to the Subadviser. The Subadviser is also reimbursed by the Company for out-of-pocket expenses incurred by the Subadviser related to the Company, up to an annual limit of $25,000.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

6. INCENTIVE ALLOCATION

     As part of the Reorganization, the incentive allocation was eliminated as of January 1, 2010. Prior to the Reorganization, an incentive allocation was calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Member's Interest started immediately following the preceding Incentive Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member's Interest; (iii) the withdrawal of the Adviser or Subadviser (collectively the "Special Members") in connection with such party ceasing to serve as Adviser or Subadviser to the Company; or (iv) the dissolution of the Company. The aggregate incentive allocation (to the Special Members) for an Incentive Period equaled 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the management fee paid by the Company) allocated to each Member's capital account for such Incentive Period over (b) the greater of (i) the Member's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member's Loss Carryforward as of the end of the prior Incentive Period.

     A Member's "Loss Carryforward" for the initial Incentive Period was zero and for each Incentive Period thereafter was equal to the Member's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.

     The "Hurdle Rate Amount" is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional subscriptions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period.

     In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member was treated as having two independent Interests in the Company, one of which was being repurchased in its entirety. Allocations to the Investor and subscriptions made by the Member during the Incentive Period prior to such repurchase, and the Member's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, were allocated between the two Interests in proportion to the portion of the Member's Interest that was repurchased.

7. RELATED PARTY TRANSACTIONS

     Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

     The Board is made up of five Directors who are not "interested persons," as defined by Section 2(a)(19) of the 1940 Act, of the Company (the "Disinterested Directors"). Until July 1, 2010, the Disinterested Directors received an annual retainer of $10,000 and per-meeting fees of: $2,000 for

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

7. RELATED PARTY TRANSACTIONS (CONTINUED)

     in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). Certain Board-related fees were incurred directly in the Feeder Funds. Effective July 1, 2010, the Disinterested Directors receive an annual retainer of $40,000 for their services to the Company and the Feeder Funds, and no longer receive any per-meeting fees. The retainer is paid by the Company and allocated pro-rata to the Feeder Funds. All Disinterested Directors may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Directors. The Company incurred $97,000 of retainer- and Board-related fees for the period from April 1, 2010 to September 30, 2010, none of which was payable as of September 30, 2010.

     PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as custodian of the Company's assets and provides custodial services for the Company. On July 1 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc changed its name to BNY Mellon Investment Servicing (U.S.) Inc. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The Company pays a monthly fee to the custodian and the administrator based primarily upon month-end Members' Capital.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK OR LIQUIDITY RISKS

     In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Portfolio Funds is generally limited to the NAV of its interest in each Portfolio Fund.

     Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members' capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company's investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK OR LIQUIDITY RISKS

     Interests are accepted for repurchase also bear the risk that the Company's members' capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

     As described in the footnotes of the Company's Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

     The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

     There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company's investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. GUARANTEES

     In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be remote.

              Grosvenor Registered Multi-Strategy Master Fund, LLC Notes to Financial Statements (continued) (unaudited)
                               September 30, 2010

10. SUBSEQUENT EVENTS

     The Company has evaluated all subsequent events through the date these financial statements were issued and noted the following:

     On September 29, 2010, the Company announced a tender offer to repurchase up to $51,000,000 of outstanding Interests from its Members. The net asset value of Interests will be calculated for this purpose on December 31, 2010. The tender offer expired on October 27, 2010.

     Member subscriptions received in advance of $3,159,000 became Interests in the Company effective October 1, 2010.

     Subsequent to September 30, 2010, the Company received additional capital subscriptions from the Feeder Funds in the amount of $2,641,000. These subscriptions resulted in the issuance of additional Interests in the Company effective November 1, 2010.

     On November 2, 2010, the Company paid $17,487,433 to the TI 1 Fund for Interests repurchased by the TI 1 Fund on September 30, 2010.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                               September 30, 2010

           APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (UNAUDITED)

          At a meeting held in person on September 24, 2010, the Board, including all of the Independent Directors, approved the continuation of the Company's investment advisory agreement (the "Advisory Agreement") with the Adviser and the subadvisory agreement (the "Subadvisory Agreement" and, together with the Advisory Agreement, the "Advisory Agreements") with the Adviser and the Subadviser for an additional one-year period. The Independent Directors were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and the Subadviser.

          In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser and the Subadviser from their relationships with the Company ("Profitability Analysis"). The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser and the Subadviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser and the Subadviser from their relationships with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and the Subadviser pursuant to the Advisory Agreements properly reflect these economies of scale for the benefit of investors. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreements.

          The Board discussed and reviewed the nature, extent and quality of services that the Adviser and the Subadviser provide to the Company. The Board also discussed the structure and capabilities of the Adviser and the Subadviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser and the Subadviser as indicated by the materials and information supplied to the Boards. In doing so, the Board considered the Adviser's and the Subadviser's extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company and that the Adviser and Bank of America are committed to registered funds of hedge funds. The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and the Subadviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding the Adviser, the Subadviser and Bank of America included in the 15(c) Materials. The Independent Directors noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and the Subadviser and concluded that the Company was receiving all services required from the Adviser and the Subadviser under the Advisory Agreements, and that the quality of these services was satisfactory.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                               September 30, 2010

     APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (CONTINUED) (UNAUDITED)

          The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser. The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.

          The Board also evaluated the fee paid for advisory services, relying on information concerning the fees and expenses of the Company, which was contained in the materials provided to the Board. The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser. In this regard, the Independent Directors noted that the fee payable by the Company to the Adviser and the expenses of the Company are within the range of those of similar funds. The Independent Directors concluded that the fee payable to the Adviser, and the fee payable by the Adviser to the Subadviser, is reasonable in light of comparative performance, expense and advisory fee information and cost of the services provided.

          The profitability realized by the Adviser and the Subadviser was also considered. The Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that neither the Adviser nor the Subadviser receives any significant indirect benefits from their relationships with the Company. After reviewing the information contained in the Profitability Analysis, the Board determined that the current profitability to each of the Adviser and the Subadviser was not excessive.

          With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Directors concluded that, although the net assets of the Company have grown since its inception, the assets of the Company have not reached a sufficient size to support fee reductions based on economies of scale.

          Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined that it is in the best interest of the Company and its members to continue in effect each of the Advisory Agreements for an additional annual period.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Grosvenor Registered Multi-Strategy Master Fund, LLC


By (Signature and Title)* /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss, President, Treasurer and Senior Vice President
                          (principal executive officer and principal
                          financial officer)

Date December 9, 2010
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss, President, Treasurer and Senior Vice President
                          (principal executive officer and principal
                          financial officer)

Date December 9, 2010
     ---------------------

* Print the name and title of each signing officer under his or her signature.